Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Net income	$ 50,351	$ 29,507	$ 93,528	$ 17,630
Other comprehensive (loss) income before reclassifications
Unrealized (loss) gain on qualifying cash flow hedging instruments, net of tax		6,940		16,129
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(19,577)		(71,815)
To interest expense:
Other comprehensive (loss) income	(19,198)	6,817	(72,541)	15,637
Comprehensive income	31,153	36,324	20,987	33,267
Non-controlling interest in comprehensive income	2,310	3,988	5,210	(2,202)
Preferred unitholders' interest in comprehensive income	6,426	6,425	19,276	19,276
General and limited partners' interest in comprehensive income	22,417	25,911	(3,499)	16,193
Equity income
To equity income:
Realized loss (gain) on qualifying cash flow hedging instruments		(86)		(703)
To interest expense:
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	401		(296)
Interest expense
Other comprehensive (loss) income before reclassifications
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification and Tax	(2,244)		(9,646)
To interest expense:
Realized (gain) loss on qualifying cash flow hedging instruments (note 11)		$ (37)		$ 211
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	$ 22		$ 430